                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-06073

                            Cash Management Portfolio
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMERCIAL PAPER -- 61.3%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Banking and Finance -- 19.0%
------------------------------------------------------------------------
    $4,500        American Express Credit Corp.,
                  1.22%, 7/11/03                            $  4,498,475
     3,500        Barton Capital Corp., 1.03%, 8/19/03(1)      3,495,093
     1,062        Barton Capital Corp., 1.24%, 7/8/03(1)       1,061,744
     5,000        CIESCO, 0.96%, 7/23/03(1)                    4,997,067
     3,000        Corporate Asset Funding Co., Inc.,
                  1.19%, 7/2/03(1)                             2,999,901
     1,500        Corporate Asset Funding Co., Inc.,
                  1.22%, 7/3/03(1)                             1,499,898
     4,500        Corporate Receivables Corp.,
                  1.21%, 7/3/03(1)                             4,499,697
     4,500        CXC, Inc., 1.02%, 7/15/03(1)                 4,498,215
     6,000        Kitty Hawk Funding Corp.,
                  1.00%, 7/21/03(1)                            5,996,667
     4,500        Old Line Funding Corp.,
                  1.24%, 7/24/03(1)                            4,496,435
     2,799        Quincy Capital Corp., 1.02%, 7/21/03(1)      2,797,414
     1,163        Quincy Capital Corp., 1.05%, 7/3/03(1)       1,162,932
       616        Quincy Capital Corp., 1.06%, 7/18/03(1)        615,692
------------------------------------------------------------------------
                                                            $ 42,619,230
------------------------------------------------------------------------
Chemicals -- 2.0%
------------------------------------------------------------------------
    $2,900        E.I. du-Pont de Nemours & Co.,
                  0.97%, 7/17/03                            $  2,898,750
     1,600        E.I. du-Pont de Nemours & Co.,
                  0.98%, 8/21/03                               1,597,779
------------------------------------------------------------------------
                                                            $  4,496,529
------------------------------------------------------------------------
Credit Unions -- 1.8%
------------------------------------------------------------------------
    $4,000        Mid-States Corp. Federal Credit Union,
                  1.10%, 7/15/03                            $  3,998,289
------------------------------------------------------------------------
                                                            $  3,998,289
------------------------------------------------------------------------
Electric Utilities -- 1.0%
------------------------------------------------------------------------
    $2,200        National Rural Utilities Coop. Finance
                  Co., 1.08%, 7/14/03                       $  2,199,142
------------------------------------------------------------------------
                                                            $  2,199,142
------------------------------------------------------------------------
Electrical and Electronic Equipment -- 4.0%
------------------------------------------------------------------------
    $3,000        General Electric Capital Corp.,
                  0.95%, 7/22/03                            $  2,998,337
     3,000        General Electric Capital Corp.,
                  0.95%, 7/28/03                               2,997,862
     3,000        General Electric Capital Corp.,
                  1.25%, 7/18/03                               2,998,229
------------------------------------------------------------------------
                                                            $  8,994,428
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Food and Beverages -- 3.5%
------------------------------------------------------------------------
    $4,500        Coca-Cola Co., 1.17%, 7/14/03             $  4,498,099
     3,500        Nestle Capital Corp., 1.16%, 7/31/03(1)      3,496,617
------------------------------------------------------------------------
                                                            $  7,994,716
------------------------------------------------------------------------
Household Products -- 3.0%
------------------------------------------------------------------------
    $2,220        Procter & Gamble Co., 1.00%, 7/31/03(1)   $  2,218,150
     4,500        Unilever Capital Corp.,
                  1.00%, 8/12/03(1)                            4,494,750
------------------------------------------------------------------------
                                                            $  6,712,900
------------------------------------------------------------------------
Insurance -- 13.2%
------------------------------------------------------------------------
    $3,900        AIG Funding, Inc., 1.01%, 7/30/03         $  3,896,827
     3,101        AIG Funding, Inc., 1.15%, 7/11/03            3,100,010
     2,000        American General Finance Corp.,
                  1.18%, 7/10/03                               1,999,410
     2,223        Marsh and McLennan Cos., Inc.,
                  1.20%, 7/9/03(1)                             2,222,407
     1,314        Marsh and McLennan Cos., Inc.,
                  1.20%, 7/23/03(1)                            1,313,036
     1,000        Marsh and McLennan Cos., Inc.,
                  1.22%, 7/1/03(1)                             1,000,000
     2,200        MetLife Funding, Inc., 1.10%, 7/9/03         2,199,462
     2,332        MetLife Funding, Inc., 1.12%, 7/9/03         2,331,420
     4,500        Prudential Funding Corp., 1.22%, 7/8/03      4,498,932
     1,652        Transamerica Finance Corp.,
                  0.98%, 7/24/03                               1,650,966
     5,517        USAA Capital Corp., 0.98%, 7/16/03           5,514,747
------------------------------------------------------------------------
                                                            $ 29,727,217
------------------------------------------------------------------------
Oil -- 6.0%
------------------------------------------------------------------------
    $3,000        ChevronTexaco Funding Corp.,
                  0.97%, 8/22/03                            $  2,995,797
     3,000        ChevronTexaco Funding Corp.,
                  1.00%, 8/1/03                                2,997,417
     2,900        ChevronTexaco Funding Corp.,
                  1.04%, 7/18/03                               2,898,576
     4,500        Cortez Capital Corp., 1.05%, 7/28/03(1)      4,496,456
------------------------------------------------------------------------
                                                            $ 13,388,246
------------------------------------------------------------------------
Pharmaceutical -- 5.8%
------------------------------------------------------------------------
    $4,000        Pfizer, Inc., 1.00%, 8/18/03(1)           $  3,994,667
     2,500        Pfizer, Inc., 1.16%, 7/10/03(1)              2,499,275
     2,500        Schering Plough Corp., 1.01%, 8/22/03        2,496,353
     4,000        Schering Plough Corp., 1.02%, 8/11/03        3,995,353
------------------------------------------------------------------------
                                                            $ 12,985,648
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Telecommunications -- 2.0%
------------------------------------------------------------------------
    $4,500        BellSouth Corp., 1.02%, 7/25/03(1)        $  4,496,940
------------------------------------------------------------------------
                                                            $  4,496,940
------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $137,613,285)                           $137,613,285
------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 33.8%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
    $3,457        FHLMC Discount Notes, 1.165%, 7/1/03      $  3,457,000
     2,652        FHLMC Discount Notes, 1.18%, 7/24/03         2,650,001
     3,106        FHLMC Discount Notes, 1.05%, 8/14/03         3,102,014
     5,380        FHLMC Discount Notes, 1.08%, 8/14/03         5,372,898
     3,000        FNMA Discount Notes, 1.17%, 7/1/03           3,000,000
     7,795        FNMA Discount Notes, 1.19%, 7/2/03           7,794,743
     3,522        FNMA Discount Notes, 1.17%, 7/7/03           3,521,313
     4,982        FNMA Discount Notes, 1.205%, 7/9/03          4,980,666
     5,875        FNMA Discount Notes, 1.16%, 7/16/03          5,872,161
     3,983        FNMA Discount Notes, 1.19%, 7/23/03          3,980,103
     4,600        FNMA Discount Notes, 1.14%, 7/25/03          4,596,504
     1,070        FNMA Discount Notes, 1.15%, 7/30/03          1,069,009
     4,554        FNMA Discount Notes, 1.17%, 7/30/03          4,549,708
     5,000        FNMA Discount Notes, 0.98%, 8/6/03           4,995,100
     1,089        FNMA Discount Notes, 0.97%, 8/11/03          1,087,797
     2,961        FNMA Discount Notes, 1.06%, 8/20/03          2,956,641
     7,386        FNMA Discount Notes, 0.95%, 8/27/03          7,374,890
     5,381        FNMA Discount Notes, 0.95%, 9/17/03          5,369,924
------------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $75,730,472)                           $ 75,730,472
------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.37%, 7/1/03                                 $11,000      $ 11,000,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $11,000,000)                        $ 11,000,000
-----------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $224,343,757)(2)                       $224,343,757
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.0)%                   $    (42,649)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $224,301,108
-----------------------------------------------------------------------

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FNMA - Federal National Mortgage Association (Fannie Mae)
 (1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.
 (2)  Cost for federal income taxes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investments, at amortized cost            $224,343,757
Cash                                               567
Interest receivable                                419
Prepaid expenses                                   273
------------------------------------------------------
TOTAL ASSETS                              $224,345,016
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      5,183
Accrued expenses                                38,725
------------------------------------------------------
TOTAL LIABILITIES                         $     43,908
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $224,301,108
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $224,301,108
------------------------------------------------------
TOTAL                                     $224,301,108
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Interest                                  $1,562,746
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $1,562,746
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  628,723
Trustees' fees and expenses                    6,913
Custodian fee                                 62,334
Legal and accounting services                 19,068
Miscellaneous                                  2,274
----------------------------------------------------
TOTAL EXPENSES                            $  719,312
----------------------------------------------------

NET INVESTMENT INCOME                     $  843,434
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $        843,434  $       3,509,014
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $        843,434  $       3,509,014
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    164,932,875  $     576,320,486
   Withdrawals                                (223,922,633)      (621,360,711)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (58,989,758) $     (45,040,225)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (58,146,324) $     (41,531,211)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    282,447,432  $     323,978,643
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    224,301,108  $     282,447,432
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ---------------------------------------------------
                                  (UNAUDITED)          2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.58%(1)       0.58%      0.57%      0.58%      0.60%      0.61%
   Net investment income                 0.68%(1)       1.22%      3.33%      5.77%      4.60%      4.90%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN*                            0.34%          1.22%      3.70%        --         --         --
---------------------------------------------------------------------------------------------------------

 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Eaton Vance Cash Management Fund, the Eaton Vance Money Market Fund and the Eaton Vance Medallion Money Market Fund held interests of approximately 38.7%, 57.5% and 2.6%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2003, $132 of credit balances were used to reduce the Portfolio's custodian fee.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $628,723 for the six months ended June 30, 2003. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments during the six months ended June 30, 2003, exclusive of U.S. Government securities, aggregated $701,796,915 and $693,776,811, respectively. Purchases and sales (including maturities) of U.S. Government securities aggregated $286,516,871 and $354,179,961, respectively.

5 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                            98%           2%
    Donald R. Dwight                                 98%           2%
    James B. Hawkes                                  98%           2%
    Samuel L. Hayes, III                             98%           2%
    William H. Park                                  98%           2%
    Norton H. Reamer                                 98%           2%
    Lynn A. Stout                                    98%           2%

   Results are rounded to nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

INVESTMENT MANAGEMENT


CASH MANAGEMENT PORTFOLIO

Officers

Elizabeth S. Kenyon
President

Thomas H. Luster
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio


By:   /s/ Elizabeth S. Kenyon
      -----------------------
      Elizabeth S. Kenyon
      President


Date: August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Kristin S. Anagnost
      -----------------------
      Kristin S. Anagnost
      Treasurer


Date: August 18, 2003


By:   /S/ Elizabeth S. Kenyon
      -----------------------
      Elizabeth S. Kenyon
      President


Date: August 18, 2003